Premiums receivable	12 Months Ended
Dec. 31, 2014
Premiums Receivable Disclosure [Abstract]
Premiums receivable
Premiums receivable
Premiums receivable are composed of premiums in the course of collection, net of commissions and brokerage, and premiums accrued but unbilled, net of commissions and brokerage. It is common practice in the insurance and reinsurance industry for premiums to be paid on an installment basis, therefore significant amounts will be considered unbilled and will not become due until a future date, which is typically no later than expiration of the underlying coverage period. The following is a breakdown of the components of premiums receivable at December 31, 2014 and 2013:

	Premiums in course of collection	Premiums accrued but unbilled	Total
Balance as at December 31, 2013	$73,702	$623,531	$697,233
Change during 2014	11,347	(933)	10,414
Balance as at December 31, 2014	$85,049	$622,598	$707,647

Balance as at December 31, 2012	$214,891	$587,268	$802,159
Change during 2013	(141,189)	36,263	(104,926)
Balance as at December 31, 2013	$73,702	$623,531	$697,233